Price risk management assets and liabilties (Fair Value of Derivative Instruments) (Details) - Credit Derivatives Contract Type [Domain] - Scenario, Unspecified [Domain] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Total derivative assets	$ 770	$ 319
Total derivative liabilities	771	388
Designated as Hedging Instrument [Member]
Total derivative assets	43	2
Total derivative liabilities	0	(20)
Not Designated as Hedging Instrument [Member]
Total derivative assets	727	317
Total derivative liabilities	(771)	(368)
Commodity Derivatives (Margin Deposits) [Member] | Designated as Hedging Instrument [Member]
Total derivative assets	43	2
Total derivative liabilities	0	(20)
Commodity Derivatives (Margin Deposits) [Member] | Not Designated as Hedging Instrument [Member]
Total derivative assets	617	227
Total derivative liabilities	(577)	(209)
Commodity [Member] | Not Designated as Hedging Instrument [Member]
Total derivative assets	107	43
Total derivative liabilities	(23)	(45)
Interest Rate Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Total derivative assets	3	47
Total derivative liabilities	(155)	(95)
Embedded Derivatives in Regency Preferred Units [Member] | Not Designated as Hedging Instrument [Member]
Total derivative assets	0	0
Total derivative liabilities	$ (16)	$ (19)